NOTE 13. Significant inputs to the simulation model (Details) (USD $)	1 Months Ended		12 Months Ended
	Sep. 26, 2011	Feb. 26, 2011	Dec. 31, 2010
Notes to Financial Statements
Volatility	113.00%	57.00%	46.00%
Cost of equity	21.50%	24.50%	16.75%
Current stock price	$ 9.87	$ 21.97	$ 25.87
Dividend yield	0.00%	0.00%	0.00%